Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 236,114	$ 7,527	$ 229,968	$ 223,199
OPERATING COSTS	149,145	4,754	146,583	141,767
GROSS PROFIT	86,969	2,773	83,385	81,432
OPERATING EXPENSES
Marketing	26,019	829	25,104	23,599
General and administrative	7,718	246	7,175	6,801
Research and development	4,362	139	4,167	3,892
Expected credit loss	209	7	188	152
Total operating expenses	38,308	1,221	36,634	34,444
OTHER INCOME AND EXPENSES	(112)	(4)	122	(635)
INCOME FROM OPERATIONS	48,549	1,548	46,873	46,353
NON-OPERATING INCOME AND EXPENSES
Interest income	904	29	781	618
Other income	492	16	463	382
Other gains and losses	627	20	(94)	(279)
Interest expense	(370)	(12)	(339)	(319)
Share of profits of associates and joint ventures accounted for using equity method	65	2	157	253
Total non-operating income and expenses	1,718	55	968	655
INCOME BEFORE INCOME TAX	50,267	1,603	47,841	47,008
INCOME TAX EXPENSE	9,776	312	9,333	8,947
NET INCOME	40,491	1,291	38,508	38,061
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	98	3	2,255	157
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	620	20	48	619
Gain or loss on hedging instruments subject to basis adjustment	4	0	(1)	(13)
Share of other comprehensive income of associates and joint ventures	10	0	14	6
Income tax relating to items that will not be reclassified to profit or loss	(20)	(1)	(451)	(31)
Items that will not be reclassified to profit or loss	712	22	1,865	738
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	(218)	(6)	192	(46)
Share of other comprehensive income (loss) of associates and joint ventures	12	0	24	(23)
Items that may be reclassified subsequently to profit or loss	(206)	(6)	216	(69)
Total other comprehensive income, net of income tax	506	16	2,081	669
TOTAL COMPREHENSIVE INCOME	40,997	1,307	40,589	38,730
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	38,705	1,234	37,189	36,958
Noncontrolling interests	1,786	57	1,319	1,103
NET INCOME	40,491	1,291	38,508	38,061
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	39,223	1,250	39,223	37,658
Noncontrolling interests	1,774	57	1,366	1,072
TOTAL COMPREHENSIVE INCOME	$ 40,997	$ 1,307	$ 40,589	$ 38,730
EARNINGS PER SHARE
Basic | (per share)	$ 4.99	$ 0.16	$ 4.79	$ 4.76
Diluted | (per share)	4.98	0.16	4.78	4.76
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	49.89	1.59	47.94	47.64
Diluted | (per share)	$ 49.77	$ 1.59	$ 47.83	$ 47.58